AMOUNTS PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
AMOUNTS PER SHARE

15.	AMOUNTS PER SHARE
The following table reconciles the weighted average number of shares used in the basic and diluted net income (loss) per share calculations:

	Year ended December 31
(000's)	2018	2017
Weighted average number of shares - basic and diluted	555,279	551,193

For the years ended December 31, 2018 and 2017, there were no dilutive effects of stock options, RSUs, PSUs, DSUs or DEUs due to the Corporation incurring net losses during these periods.